Financial risk management objectives and policies (Details Narrative) $ in Thousands	Dec. 31, 2021 ARS ($)
Financial risk management objectives and policies
Short-term Assets In Foreign Currency	$ 496,588
Foreign Currency Liabilities	442,487
Performance Obligations Amount	$ 2,786